INVESTMENTS	12 Months Ended
Dec. 31, 2014
INVESTMENTS [Abstract]
INVESTMENTS
4.	INVESTMENTS
Nordic American Offshore Ltd.
Nordic American Offshore Ltd. ("NAO") was incorporated on October 17, 2013, and operates Platform Supply Vessels ("PSV"). On November 18, 2013 NAO concluded a private placement of $250 million, wherein the Company participated with an investment of $65 million, or 4,333,566 shares. NAO was accounted for using the equity method of accounting.

In June 2014 NAO completed an initial public offering on the New York Stock Exchange wherein the Company acquired 375,000 shares for $5.6 million.

In 2014 NAT distributed 699,802 NAO shares as dividend-in-kind to its shareholders. The shares were measured at fair value at the time of the distribution, and a gain of $2.1 million was recognized in the Statements of Operations.  In December 2014 the Company acquired an additional 488,216 shares in the open market bringing its ownership to 19.2% per December 31, 2014.

In May 2015 NAO announced a share repurchase program of under which NAO may repurchase up to 2.5 million of its outstanding shares. Per December 31, 2015 NAO had repurchased 870,839 shares and had 22,560,531 shares outstanding.

Based on the significance of the Company's ownership interest and potential future increase in ownership interest, through NAO's share repurchase program, the Company determined it has the ability to exercise significant influence over NAO and therefore, changed its method of accounting for the investment in NAO from an available-for-sale security to an equity method investment. The change in accounting method has been retrospectively applied to the consolidated financial statements as of and for the year ended December 31, 2014, resulting in the following adjustments:

All figures in USD '000	As previously reported	Adjustments	As adjusted
At December 31, 2014
Consolidated Statements of Operations
Dividends Received	252	(252)	-
Equity (Loss) Income	1,665	(106)	1,559
Net Loss	(12,808)	(358)	(13,166)
Basic and Diluted Earnings (Loss) per Share	(0.15)	(0.00)	(0.15)

Consolidated Statements of Comprehensive Income (Loss)
Net Income (Loss)	(12,808)	(358)	(13,166)
Unrealized Gain (Losses) on Available-for-Sale Securities	(7,194)	7,194	-
Total Other Comprehensive Income (Loss)	(20,680)	7,194	(13,844)

Consolidated Balance Sheets
Investment in Nordic American Offshore	55,223	6,836	62,059
Total Assets	1,169,024	6,836	1,175,860
Accumulated Other Comprehensive Loss	(8,032)	7,194	(838)
Accumulated Deficit	(12,808)	(358)	(13,166)
Total Liabilities and Shareholders' Equity	1,169,024	6,836	1,175,860

Consolidated Statements of Cash Flows
Net Income	(12,808)	(358)	(13,166)
Equity Loss (Income)	-	(1,497)	(1,497)
Return on Investment	-	1,929	1,929
Net Cash Provided by (Used in) Operating Activities	57,479	-	57,479

In November 2015 the Company purchased 1,521,300 shares in a private transaction after which the Company owned 26.5 % in NAO.

NAT's ownership in NAO as of December 31, 2015 and 2014 was 26.7% and 19.2%, respectively.

The fair value of NAT's investment in NAO, based on the price of the stock and shares owned was $31.7 million and $55.2 million as of December 31, 2015 and 2014, respectively. NAT believes NAO has the ability to recover the carrying value of the investment through its operations, and NAT has both the ability and intent to keep its investment in NAO until it is profitable.

Summarized balance sheet information for NAO is as follows:

All figures in USD '000	December 31, 2015	December 31, 2014
Current assets	14,565	51,743
Noncurrent assets	322,802	270,678
Total Assets	337,367	322,421
Current liabilities	7,735	3,191
Noncurrent liabilities	48,775	-
Total Shareholders' Equity	280,857	319,230
Total liabilities and equity	337,367	322,421

NAT's share of NAO's equity was $75.0 million and $61.3 million as of December 31, 2015 and 2014, respectively.

Summarized Statement of Operations information for NAO is as follows:
	Years ended December 31,		From October 17, 2013 to December 31,
All figures in USD '000	2015	2014	2013
Operating Revenues	36,372	52,789	1,280
Net Operating (Loss) Income	(8,372)	11,262	(258)
Net (Loss) Income	(10,844)	6,931	(70)

NAT's portion of NAO's Net (Loss) Income in the Statements of Operations per December 31, 2015 and 2014 was ($2.5) million and $1.6 million respectively.